NET INCOME PER SHARE (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Class A USD ($)	Dec. 31, 2012 Class A RUB	Dec. 31, 2011 Class A RUB	Dec. 31, 2010 Class A RUB	Dec. 31, 2012 Class B USD ($)	Dec. 31, 2012 Class B RUB	Dec. 31, 2011 Class B RUB	Dec. 31, 2010 Class B RUB
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	1,139,956	1,139,956	1,128,660	7,433,400
NET INCOME PER SHARE
Net income, allocated for basic	$ 270.7	8,223.0	5,773.0	3,817.0	$ 150.2	4,564.0	1,785.0	352.0	$ 120.5	3,659.0	3,988.0	3,465.0
Reallocation of net income as a result of conversion of Class B to Class A shares					120.5	3,659.0	3,988.0	3,465.0
Reallocation of net income to Class B shares									0.7	22.0	(18.0)	4.0
Net income, allocated for diluted					$ 270.7	8,223.0	5,773.0	3,817.0	$ 121.2	3,681.0	3,970.0	3,469.0
Weighted average ordinary shares outstanding-basic	326,210,948	326,210,948	315,541,639	303,817,388	181,039,148	181,039,148	97,579,615	28,024,801	145,171,800	145,171,800	217,962,024	275,792,587
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)					145,171,800	145,171,800	217,962,024	275,792,587
Ordinary Share-Based Awards (in shares)					9,479,648	9,479,648	12,613,448	4,763,212	5,129,207	5,129,207	7,683,679	4,620,555
Weighted average ordinary shares outstanding-diluted	335,690,596	335,690,596	328,155,087	308,580,600	335,690,596	335,690,596	328,155,087	308,580,600	150,301,007	150,301,007	225,645,703	280,413,142
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUR per share)	$ 0.83	25.21	18.30	12.56	$ 0.83	25.21	18.30	12.56	$ 0.83	25.21	18.30	12.56
Diluted (in USD or RUR per share)	$ 0.81	24.50	17.59	12.37	$ 0.81	24.50	17.59	12.37	$ 0.81	24.50	17.59	12.37